Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ 31,749	$ (1,353)	$ (29,740)	$ (345,356)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	50
Accounts receivable	(485)
Prepaid expenses and other current assets	(14)
Accounts payable	26,807
Accrued expenses and other payables	(64,236)
Taxes payable	1,114
Stock-based compensation				300,000
Net cash used in operating activities	(5,015)	(1,353)	(29,740)	(45,356)
Cash flows from investing activities:
Cash received from/(paid for) business combinations, net of cash acquired	6,114
Net cash used in investing activities	6,114
Cash Flows From Financing Activities
Notes payable related parties-net		1,353	29,740	45,356
Net cash (used in) provided by financing activities		1,353	29,740	45,356
Effect of exchange rate changes on cash, cash equivalents	(688)
Net (decrease) increase in cash and cash equivalents	411
Cash and cash equivalents, beginning of year
Cash and cash equivalents, end of year	411
Non-cash investing and financing activities:
Common stock issued to acquire NHIL	$ 10,000
Cash paid for income tax expense